LONG-TERM PREPAYMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Long-term Prepayments
SCHEDULE OF LONG-TERM PREPAYMENTS

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD

Current assets:
Prepayments for operation	$1,714,066	$1,211,585	$155,332
Prepayments for marketing expenses	903,290	370,129	47,452
Prepayments for market advisory service	5,469,957	801,000	102,692
	$8,087,313	$2,382,714	$305,476
Non-current assets:
Prepayments for operation	-	2,003	257
Prepayments for marketing expenses	801,000	-	-
Total	$8,888,313	$2,384,717	$305,733